MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2015	2014	2013

Israel	$6,062	$5,005	$4,267
Asia	3,482	6,604	5,466
North America	3,558	8,072	5,091
Latin America	1,614	2,731	6,798
Europe	148	69	139

Total	$14,864	$22,481	$21,761

Schedule of Revenues by Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:
	Year ended December 31,
	2015	2014	2013
	%

Customer A	23	10	12
Customer B	-	-	11
Customer C	9	16	20
Customer D	12	22	17
Customer E	7	13	17
Customer F	13	10	-

Schedule of Long-Lived Assets by Geographic Area
Long-lived assets by geographic areas:
	December 31,
	2015	2014

Israel	$2,686	$2,820
China	392	557

	$3,078	$3,377